Quarterly Holdings Report
for
Fidelity® Blue Chip Growth Fund
April 30, 2024
BCF-NPRT3-0624
1.800333.120
Common Stocks - 98.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 17.1%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd. (a)	6,960,500	29,450
Entertainment - 2.7%
Netflix, Inc. (a)	2,155,678	1,187,003
Roblox Corp. (a)	1,824,500	64,879
Sea Ltd. ADR (a)	2,858,460	180,626
Sphere Entertainment Co. (a)(b)	301,345	11,710
Spotify Technology SA (a)	81,200	22,772
Take-Two Interactive Software, Inc. (a)	108,589	15,508
The Walt Disney Co.	332,000	36,885
TKO Group Holdings, Inc.	271,700	25,722
Universal Music Group NV	1,984,874	58,676
		1,603,781
Interactive Media & Services - 14.1%
Alphabet, Inc. Class A	23,888,460	3,888,564
Epic Games, Inc. (a)(c)(d)	6,131	3,679
Meta Platforms, Inc. Class A	7,184,223	3,090,437
Reddit, Inc. Class B (o)	1,025,187	45,559
Snap, Inc. Class A (a)	81,035,387	1,219,583
		8,247,822
Media - 0.0%
The Trade Desk, Inc. (a)	219,800	18,210
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	233,252	38,293
Vodafone Idea Ltd. (o)	223,306,622	35,036
Vodafone Idea Ltd. (o)	223,306,622	35,036
Vodafone Idea Ltd. (a)	22,638,861	3,558
		111,923
TOTAL COMMUNICATION SERVICES		10,011,186
CONSUMER DISCRETIONARY - 20.2%
Automobiles - 1.0%
General Motors Co.	189,700	8,447
Neutron Holdings, Inc. (a)(c)(d)	7,152,433	212
Rad Power Bikes, Inc. (a)(c)(d)	928,091	436
Rad Power Bikes, Inc. warrants 10/6/33 (a)(c)(d)	980,651	2,471
Rivian Automotive, Inc. (a)(b)	8,856,002	78,818
Tesla, Inc. (a)	2,683,444	491,822
		582,206
Broadline Retail - 9.1%
Amazon.com, Inc. (a)	29,016,600	5,077,905
Dollarama, Inc.	183,286	15,290
Lenskart Solutions Pvt Ltd. (c)(d)	1,071,919	29,540
Ollie's Bargain Outlet Holdings, Inc. (a)	708,111	51,791
PDD Holdings, Inc. ADR (a)	1,387,146	173,643
		5,348,169
Diversified Consumer Services - 0.1%
Duolingo, Inc. (a)(b)	74,600	16,841
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	490,402	37,810
		54,651
Hotels, Restaurants & Leisure - 2.6%
Airbnb, Inc. Class A (a)	2,331,578	369,718
Caesars Entertainment, Inc. (a)	2,401,838	86,034
Cava Group, Inc.	180,054	12,953
Chipotle Mexican Grill, Inc. (a)	80,528	254,436
Deliveroo PLC Class A (a)(e)	5,187,666	8,673
Doordash, Inc. (a)	271,900	35,146
Draftkings Holdings, Inc. (a)	1,677,501	69,717
Flutter Entertainment PLC (a)	218,400	40,731
Hilton Worldwide Holdings, Inc.	38,400	7,576
Light & Wonder, Inc. Class A (a)	299,068	26,695
Marriott International, Inc. Class A	472,332	111,532
McDonald's Corp.	240,559	65,682
Penn Entertainment, Inc. (a)	3,631,923	60,072
Restaurant Brands International, Inc.	411,195	31,195
Royal Caribbean Cruises Ltd. (a)	96,400	13,460
Sonder Holdings, Inc.:
Stage 1 rights (a)(d)	16,222	0
Stage 2 rights (a)(d)	16,221	0
Stage 3 rights (a)(d)	16,222	0
Stage 4 rights (a)(d)	16,221	0
Stage 5:
rights (a)(d)	16,221	0
rights (a)(d)	16,221	0
Starbucks Corp.	1,860,473	164,633
Sweetgreen, Inc. Class A (a)(b)	6,674,386	149,973
Yum! Brands, Inc.	97,982	13,840
Zomato Ltd. (a)	6,788,400	15,663
		1,537,729
Household Durables - 0.3%
D.R. Horton, Inc.	220,900	31,476
Garmin Ltd.	144,700	20,905
SharkNinja, Inc.	881,374	56,655
TopBuild Corp. (a)	61,800	25,009
		134,045
Specialty Retail - 3.8%
Abercrombie & Fitch Co. Class A (a)	2,001,938	243,276
American Eagle Outfitters, Inc.	9,803,527	237,834
Aritzia, Inc. (a)	1,561,272	40,420
Beyond, Inc. (a)(b)	812,600	16,358
Dick's Sporting Goods, Inc.	777,229	156,176
Fanatics, Inc. Class A (a)(c)(d)	1,938,909	133,979
Five Below, Inc. (a)	754,965	110,482
Floor & Decor Holdings, Inc. Class A (a)	23,900	2,637
Foot Locker, Inc. (b)	592,799	12,360
Gap, Inc.	981,445	20,139
Lowe's Companies, Inc.	2,374,191	541,292
RH (a)(f)	1,017,395	251,347
The Home Depot, Inc.	40,000	13,369
TJX Companies, Inc.	2,986,374	280,988
Warby Parker, Inc. (a)(b)(f)	5,761,705	67,642
Wayfair LLC Class A (a)	1,356,697	68,038
Williams-Sonoma, Inc.	101,700	29,166
		2,225,503
Textiles, Apparel & Luxury Goods - 3.3%
adidas AG	162,100	39,166
Compagnie Financiere Richemont SA Series A	211,552	29,242
Crocs, Inc. (a)	1,048,235	130,369
Deckers Outdoor Corp. (a)	550,962	450,946
Hermes International SCA	21,483	51,608
lululemon athletica, Inc. (a)	1,437,084	518,212
LVMH Moet Hennessy Louis Vuitton SE	147,806	121,413
NIKE, Inc. Class B	3,385,306	312,328
On Holding AG (a)	2,278,722	72,349
Prada SpA	975,400	7,955
PVH Corp.	1,535,781	167,093
Ralph Lauren Corp.	102,200	16,724
Tapestry, Inc.	449,600	17,948
Tory Burch LLC (a)(c)(d)(g)	293,611	11,912
		1,947,265
TOTAL CONSUMER DISCRETIONARY		11,829,568
CONSUMER STAPLES - 2.0%
Beverages - 0.5%
Celsius Holdings, Inc. (a)(b)	3,348,661	238,659
Constellation Brands, Inc. Class A (sub. vtg.)	41,000	10,392
PepsiCo, Inc.	283,591	49,886
		298,937
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.	33,396	24,142
Dollar Tree, Inc. (a)	391,713	46,320
Maplebear, Inc. (NASDAQ) (b)	346,435	11,824
Target Corp.	689,840	111,050
Walmart, Inc.	3,116,903	184,988
		378,324
Food Products - 0.2%
Bowery Farming, Inc. warrants (a)(c)(d)	145,528	128
Lamb Weston Holdings, Inc.	721,300	60,113
Patanjali Foods Ltd.	1,104,612	19,943
The Hershey Co.	109,700	21,273
The Real Good Food Co. LLC:
Class B (a)(d)(f)	1,262,073	0
Class B unit (a)(e)(f)	1,262,073	357
The Real Good Food Co., Inc. (a)	197,267	56
Tyson Foods, Inc. Class A	381,900	23,162
		125,032
Household Products - 0.3%
Procter & Gamble Co.	1,105,319	180,388
The Clorox Co.	59,600	8,813
		189,201
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	566,533	83,116
Kenvue, Inc.	1,622,138	30,529
Oddity Tech Ltd.	354,053	11,521
Oddity Tech Ltd. (e)	360,543	11,732
		136,898
Tobacco - 0.1%
JUUL Labs, Inc.:
Class A (a)(c)(d)(h)	27,776,782	29,721
Class B (a)(c)(d)	6,625	7
Philip Morris International, Inc.	344,900	32,745
		62,473
TOTAL CONSUMER STAPLES		1,190,865
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Secure Energy Services, Inc.	1,783,645	15,107
Oil, Gas & Consumable Fuels - 1.7%
Cameco Corp.	1,367,200	62,379
Cheniere Energy, Inc.	88,412	13,953
Diamondback Energy, Inc.	948,012	190,674
EOG Resources, Inc. (b)	1,248,386	164,949
Exxon Mobil Corp.	1,167,872	138,124
Marathon Petroleum Corp.	58,800	10,685
Occidental Petroleum Corp.	1,746,370	115,505
Phillips 66 Co.	74,500	10,669
Reliance Industries Ltd.	6,517,493	228,727
Reliance Industries Ltd. GDR (e)	220,139	15,564
Valero Energy Corp.	70,500	11,271
		962,500
TOTAL ENERGY		977,607
FINANCIALS - 3.0%
Banks - 0.1%
Citigroup, Inc.	1,079,100	66,181
HDFC Bank Ltd.	1,172,172	21,281
		87,462
Capital Markets - 0.6%
Blue Owl Capital, Inc. Class A	1,060,000	20,023
Coinbase Global, Inc. (a)(b)	931,633	189,988
CVC Capital Partners PLC	927,800	16,833
Goldman Sachs Group, Inc.	149,700	63,878
KKR & Co. LP	212,100	19,740
Morgan Stanley	535,500	48,645
		359,107
Consumer Finance - 0.4%
American Express Co.	892,710	208,921
Financial Services - 1.7%
Ant International Co. Ltd. Class C (a)(c)(d)	3,214,400	5,689
Apollo Global Management, Inc.	187,600	20,332
Berkshire Hathaway, Inc. Class B (a)	52,549	20,848
Block, Inc. Class A (a)	2,339,374	170,774
Jio Financial Services Ltd.	6,689,593	30,116
MasterCard, Inc. Class A	1,369,667	617,994
Rapyd Financial Network 2016 Ltd. (a)(c)(d)	204,327	9,268
Visa, Inc. Class A	514,847	138,293
		1,013,314
Insurance - 0.2%
Progressive Corp.	549,400	114,413
TOTAL FINANCIALS		1,783,217
HEALTH CARE - 8.4%
Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc. (a)	269,751	38,831
Apogee Therapeutics, Inc. (b)	278,024	13,985
Arcellx, Inc. (a)	88,000	4,402
Ascendis Pharma A/S sponsored ADR (a)	419,991	58,144
Cibus, Inc. (a)	155,033	2,643
Janux Therapeutics, Inc. (a)	125,300	7,142
Legend Biotech Corp. ADR (a)	467,600	20,453
Moderna, Inc. (a)	348,747	38,470
Moonlake Immunotherapeutics (a)(b)	396,524	16,222
Regeneron Pharmaceuticals, Inc. (a)	408,694	364,007
Viking Therapeutics, Inc. (a)	607,049	48,309
		612,608
Health Care Equipment & Supplies - 1.4%
Blink Health LLC Series A1 (a)(c)(d)	51,117	2,106
Boston Scientific Corp. (a)	4,196,245	301,584
DexCom, Inc. (a)	2,100,118	267,534
Glaukos Corp. (a)	189,000	18,144
Inspire Medical Systems, Inc. (a)	226,700	54,784
Intuitive Surgical, Inc. (a)	108,900	40,361
Masimo Corp. (a)	127,100	17,084
Stryker Corp.	311,170	104,709
TransMedics Group, Inc. (a)	105,565	9,937
		816,243
Health Care Providers & Services - 1.5%
McKesson Corp.	20,900	11,228
Surgery Partners, Inc. (a)	504,921	12,598
UnitedHealth Group, Inc.	1,798,804	870,081
		893,907
Health Care Technology - 0.0%
MultiPlan Corp. warrants (a)(c)	138,859	0
Life Sciences Tools & Services - 0.4%
Danaher Corp.	642,588	158,475
Thermo Fisher Scientific, Inc.	122,175	69,483
Veterinary Emergency Group LLC Class A (a)(c)(d)(g)	524,494	28,029
		255,987
Pharmaceuticals - 4.0%
Eli Lilly & Co.	2,057,138	1,606,830
Galderma Group AG	196,680	14,656
GSK PLC sponsored ADR	500,000	20,720
Merck & Co., Inc.	684,200	88,412
Novo Nordisk A/S:
Series B	273,546	35,080
Series B sponsored ADR	2,129,594	273,248
UCB SA	87,800	11,670
Zoetis, Inc. Class A	1,693,818	269,724
		2,320,340
TOTAL HEALTH CARE		4,899,085
INDUSTRIALS - 4.8%
Aerospace & Defense - 1.4%
ABL Space Systems warrants 12/14/30 (a)(c)(d)	30,937	423
General Electric Co.	720,000	116,510
Howmet Aerospace, Inc.	1,086,964	72,555
L3Harris Technologies, Inc.	133,709	28,620
Loar Holdings, Inc. (b)	58,400	3,055
Northrop Grumman Corp.	51,848	25,148
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	2,961,836	287,298
Class C (a)(c)(d)	27,830	2,700
Spirit AeroSystems Holdings, Inc. Class A (a)	613,100	19,619
The Boeing Co. (a)	1,299,159	218,051
TransDigm Group, Inc.	26,273	32,789
		806,768
Air Freight & Logistics - 0.1%
FedEx Corp.	204,703	53,587
Building Products - 0.1%
Builders FirstSource, Inc. (a)	118,900	21,737
The AZEK Co., Inc. (a)	221,300	10,100
Trane Technologies PLC	18,600	5,903
		37,740
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	2,224,889	38,824
Construction & Engineering - 0.1%
Comfort Systems U.S.A., Inc.	53,600	16,584
EMCOR Group, Inc.	97,300	34,753
Larsen & Toubro Ltd.	479,700	20,614
Sterling Construction Co., Inc. (a)	58,500	5,944
		77,895
Electrical Equipment - 0.3%
Acuity Brands, Inc.	95,100	23,613
Eaton Corp. PLC	322,406	102,609
GE Vernova LLC	255,525	39,277
Nextracker, Inc. Class A (a)	201,432	8,619
		174,118
Ground Transportation - 2.4%
Bird Global, Inc. (a)(c)	72,846	3
Bird Global, Inc.:
Stage 1 rights (a)(d)	10,516	0
Stage 2 rights (a)(d)	10,516	0
Stage 3 rights (a)(d)	10,516	0
Lyft, Inc. (a)	21,734,815	339,933
Norfolk Southern Corp.	34,700	7,992
Uber Technologies, Inc. (a)	16,272,737	1,078,394
		1,426,322
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	486,200	24,344
Trading Companies & Distributors - 0.3%
Ferguson PLC	144,500	30,331
FTAI Aviation Ltd.	1,904,438	133,711
Watsco, Inc.	33,100	14,820
ZKH Group Ltd. (A Shares) (p)	28,084,190	8,766
		187,628
TOTAL INDUSTRIALS		2,827,226
INFORMATION TECHNOLOGY - 40.6%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	122,208	31,354
Ciena Corp. (a)	742,100	34,307
		65,661
Electronic Equipment, Instruments & Components - 0.0%
Corning, Inc.	186,700	6,232
IT Services - 0.7%
MongoDB, Inc. Class A (a)	238,388	87,055
Okta, Inc. (a)	1,932,316	179,667
Shopify, Inc. Class A (a)	801,350	56,260
Snowflake, Inc. (a)	464,388	72,073
X Holdings Corp. Class A (a)(c)(d)	196,600	5,509
		400,564
Semiconductors & Semiconductor Equipment - 21.2%
Advanced Micro Devices, Inc. (a)	1,268,109	200,843
Applied Materials, Inc.	133,300	26,480
ASML Holding NV (depository receipt)	132,737	115,809
Astera Labs, Inc.	2,491,652	211,192
Astera Labs, Inc. (o)	440,900	37,371
Broadcom, Inc.	110,000	143,030
Enphase Energy, Inc. (a)	116,500	12,671
First Solar, Inc. (a)	117,800	20,768
GlobalFoundries, Inc. (a)	5,400,279	263,966
Impinj, Inc. (a)	284,249	45,304
Lam Research Corp.	51,500	46,062
Marvell Technology, Inc.	27,629,155	1,821,038
Micron Technology, Inc.	1,441,700	162,854
Monolithic Power Systems, Inc.	219,647	147,016
NVIDIA Corp. (i)	8,557,913	7,394,202
NXP Semiconductors NV	3,726,060	954,579
ON Semiconductor Corp. (a)	4,411,499	309,511
Synaptics, Inc. (a)	61,741	5,554
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,749,248	377,582
Teradyne, Inc.	1,181,547	137,438
Xsight Labs Ltd. warrants 1/11/34 (a)(c)(d)	130,829	241
		12,433,511
Software - 11.3%
Adobe, Inc. (a)	121,220	56,104
AppLovin Corp. (a)	387,000	27,311
Atom Tickets LLC (a)(c)(d)(g)	1,204,239	0
Bill Holdings, Inc. (a)	814,632	50,800
Cadence Design Systems, Inc. (a)	18,200	5,016
CoreWeave, Inc. (c)(d)	148,061	57,775
Datadog, Inc. Class A (a)	630,161	79,085
HubSpot, Inc. (a)	322,510	195,077
Intuit, Inc.	290,812	181,938
Microsoft Corp.	13,113,439	5,105,455
Oracle Corp.	486,295	55,316
Palantir Technologies, Inc. (a)	790,200	17,361
Pine Labs Private Ltd. (a)(c)(d)	9,912	3,241
PTC, Inc. (a)	31,200	5,536
Rubrik, Inc. (b)	153,200	4,905
Salesforce, Inc.	1,957,574	526,470
ServiceNow, Inc. (a)	216,521	150,121
Stripe, Inc. Class B (a)(c)(d)	173,600	4,514
Synopsys, Inc. (a)	73,400	38,945
Tanium, Inc. Class B (a)(c)(d)	554,900	4,606
Zoom Video Communications, Inc. Class A (a)(b)	1,007,723	61,572
		6,631,148
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	24,097,675	4,104,557
Dell Technologies, Inc.	984,156	122,665
Western Digital Corp. (a)	789,900	55,949
		4,283,171
TOTAL INFORMATION TECHNOLOGY		23,820,287
MATERIALS - 0.3%
Chemicals - 0.1%
Linde PLC	65,870	29,046
Sherwin-Williams Co.	55,600	16,658
		45,704
Construction Materials - 0.1%
CRH PLC	220,100	17,040
Grasim Industries Ltd.	575,900	16,600
		33,640
Metals & Mining - 0.1%
ATI, Inc. (a)	596,342	35,602
Carpenter Technology Corp.	533,855	45,751
		81,353
TOTAL MATERIALS		160,697
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc.	854,696	81,435
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class C (a)(b)	849,390	36,159
TOTAL REAL ESTATE		117,594
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	132,300	10,034
TOTAL COMMON STOCKS (Cost $24,397,044)		57,627,366

Preferred Stocks - 1.4%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	293,038	67,536

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	120,997	57
Series C(a)(c)(d)	476,111	376
Series D(a)(c)(d)	867,000	997
		1,430
Broadline Retail - 0.1%
Meesho:
Series E1(c)(d)	39,951	2,237
Series F(a)(c)(d)	546,589	31,139
		33,376
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(c)(d)	6,100	1,533
MOD Super Fast Pizza Holdings LLC Series 3 (a)(c)(d)(g)	100,182	12,439
		13,972
TOTAL CONSUMER DISCRETIONARY		48,778

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(c)(d)	166,200	6,166
Series H(a)(c)(d)	104,029	4,902
		11,068
Food Products - 0.0%
AgBiome LLC Series C (a)(c)(d)	1,091,300	0
Bowery Farming, Inc.:
Series C1(a)(c)(d)	161,262	1,003
Series D1(c)(d)	145,528	575
		1,578
Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(c)(d)	2,570,575	2,751
Series D(a)(c)(d)	13,822	15
Series E(a)(c)(d)	14,959	16
		2,782
TOTAL CONSUMER STAPLES		15,428

FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	363,100	4,604
Tenstorrent Holdings, Inc. Series C1 (c)(d)	150,460	9,074
		13,678
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc.:
Series B(a)(c)(d)	3,301	648
Series D2(a)(c)(d)	5,347	1,001
		1,649
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (a)(c)(d)	170,685	7,032

TOTAL HEALTH CARE		8,681

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
ABL Space Systems:
Series B(a)(c)(d)	270,130	7,342
Series B2(a)(c)(d)	141,569	4,203
Series C1(c)(d)	41,250	945
Relativity Space, Inc. Series E (a)(c)(d)	2,480,614	53,209
Space Exploration Technologies Corp.:
Series G(a)(c)(d)	98,074	95,132
Series H(a)(c)(d)	25,767	24,994
Series J(c)(d)	5,376	5,215
Series N(a)(c)(d)	79,406	77,024
		268,064
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(d)	101,010	11,211

TOTAL INDUSTRIALS		279,275

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
CelLink Corp. Series D (a)(c)(d)	771,513	6,836
Enevate Corp. Series E (a)(c)(d)	12,084,432	9,547
Menlo Micro, Inc. Series C (a)(c)(d)	4,680,700	2,996
		19,379
IT Services - 0.0%
Yanka Industries, Inc. Series F (a)(c)(d)	508,854	3,002

Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(c)(d)	391,847	6,987
Retym, Inc. Series C (c)(d)	810,037	6,569
Sima Technologies, Inc.:
Series B(a)(c)(d)	2,821,200	18,902
Series B1(a)(c)(d)	188,978	1,451
Xsight Labs Ltd.:
Series D(a)(c)(d)	1,192,000	6,115
Series D1(c)(d)	436,098	3,223
		43,247
Software - 0.3%
Algolia, Inc. Series D (a)(c)(d)	276,495	4,410
Bolt Technology OU Series E (a)(c)(d)	170,267	20,909
Databricks, Inc.:
Series G(a)(c)(d)	437,958	34,437
Series H(a)(c)(d)	273,924	21,539
Series I(c)(d)	6,675	525
Dataminr, Inc. Series D (a)(c)(d)	277,250	3,111
Moloco, Inc. Series A (c)(d)	103,822	4,633
Mountain Digital, Inc. Series D (a)(c)(d)	524,265	8,210
Skyryse, Inc. Series B (a)(c)(d)	560,000	11,334
Stripe, Inc.:
Series H(a)(c)(d)	73,100	1,901
Series I(a)(c)(d)	1,129,819	29,375
		140,384
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(c)(d)	372,617	7,937
Series C2(c)(d)	58,528	1,481
		9,418
TOTAL INFORMATION TECHNOLOGY		215,430

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	2,271,329	50,696

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(c)(d)	341,408	12,185
Series D(c)(d)	97,832	3,492
		15,677
TOTAL CONVERTIBLE PREFERRED STOCKS		715,179
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(c)(d)	50,654,200	1,499
Series 1D(a)(c)(d)	85,315,542	2,525
Waymo LLC Series A2 (a)(c)(d)	81,316	4,958
		8,982
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(c)(d)	1,244,183	37,214

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series A4 (a)(c)(d)	29,758	6,062

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Gupshup, Inc. (a)(c)(d)	709,497	7,471

Software - 0.1%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	23,689	7,746
Series A(a)(c)(d)	5,920	1,936
Series B(a)(c)(d)	6,440	2,106
Series B2(a)(c)(d)	5,209	1,703
Series C(a)(c)(d)	9,690	3,168
Series C1(a)(c)(d)	2,041	667
Series D(a)(c)(d)	2,183	714
		18,040
TOTAL INFORMATION TECHNOLOGY		25,511

TOTAL NONCONVERTIBLE PREFERRED STOCKS		77,769
TOTAL PREFERRED STOCKS (Cost $794,041)		792,948

Corporate Bonds - 0.1%
	Principal Amount (j) (000s)	Value ($) (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27(c)(d)	2,433	2,960
4% 6/12/27(c)(d)	647	787
6.5% 10/29/26(c)(d)(k)	22,340	23,318
		27,065
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (c)(d)	2,737	2,737

TOTAL CONVERTIBLE BONDS		29,802
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (c)(d)	4,431	4,437

TOTAL CORPORATE BONDS (Cost $32,588)		34,239

Preferred Securities - 0.0%
	Principal Amount (j) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (c)(d)	981	1,819
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (c)(d)	3,072	3,350
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (c)(d)(l)	628	663
TOTAL PREFERRED SECURITIES (Cost $4,681)		5,832

Money Market Funds - 0.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (m)	136,239,270	136,267
Fidelity Securities Lending Cash Central Fund 5.39% (m)(n)	172,788,116	172,805
TOTAL MONEY MARKET FUNDS (Cost $309,072)		309,072

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Put Options
NVIDIA Corp.	Chicago Board Options Exchange	600	51,841	800	09/20/24	4,283
NVIDIA Corp.	Chicago Board Options Exchange	600	51,841	800	06/21/24	2,400

						6,683
TOTAL PURCHASED OPTIONS (Cost $6,047)						6,683

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $25,543,473)	58,776,140
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(163,534)
NET ASSETS - 100.0%	58,612,606

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
NVIDIA Corp.	Chicago Board Options Exchange	300	25,921	820.00	06/21/24	(2,947)
NVIDIA Corp.	Chicago Board Options Exchange	600	51,841	1,140.00	09/20/24	(2,354)
NVIDIA Corp.	Chicago Board Options Exchange	600	51,841	1,140.00	06/21/24	(639)

TOTAL WRITTEN OPTIONS						(5,940)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,456,506,000 or 2.5% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,326,000 or 0.1% of net assets.

(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $129,603,000.
(j)	Amount is stated in United States dollars unless otherwise noted.
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.
(o)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $153,002,000 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(p)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $8,766,000 and all restrictions are set to expire on or before June 30, 2024 .  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems warrants 12/14/30	12/14/23	0

ABL Space Systems Series B	3/24/21	12,165

ABL Space Systems Series B2	10/22/21	9,626

ABL Space Systems Series C1	12/14/23	1,349

AgBiome LLC Series C	6/29/18	6,912

Akeana Series C	1/23/24	4,633

Algolia, Inc. Series D	7/23/21	8,086

Alif Semiconductor Series C	3/08/22	7,954

Ant International Co. Ltd. Class C	5/16/18	12,251

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	4,431

Atom Tickets LLC	8/15/17	7,273

Beta Technologies, Inc. Series A	4/09/21	7,401

Bird Global, Inc.	5/11/21	18,211

Blink Health LLC Series A1	12/30/20	1,385

Blink Health LLC Series C	11/07/19 - 7/14/21	6,515

Bolt Technology OU Series E	1/03/22	44,235

Bowery Farming, Inc. Series C1	5/18/21	9,716

Bowery Farming, Inc. Series D1	10/25/23	1,375

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	32,109

Castle Creek Biosciences, Inc. Series A4	9/29/16	9,831

Castle Creek Biosciences, Inc. Series B	10/09/18	1,360

Castle Creek Biosciences, Inc. Series D2	6/28/21	917

CelLink Corp. Series D	1/20/22	16,066

Circle Internet Financial Ltd. Series E	5/11/21	20,193

CoreWeave, Inc.	11/29/23	45,878

Databricks, Inc. Series G	2/01/21	25,893

Databricks, Inc. Series H	8/31/21	20,129

Databricks, Inc. Series I	9/14/23	491

Dataminr, Inc. Series D	3/06/15	3,535

Diamond Foundry, Inc. Series C	3/15/21	54,512

Discord, Inc. Series I	9/15/21	3,359

Enevate Corp. Series E	1/29/21	13,398

Enevate Corp. 6%	11/02/23	628

Epic Games, Inc.	7/30/20	3,525

Fanatics, Inc. Class A	8/13/20 - 10/24/22	78,990

GoBrands, Inc. Series G	3/02/21	41,503

GoBrands, Inc. Series H	7/22/21	40,414

Gupshup, Inc.	6/08/21	16,223

JUUL Labs, Inc. Class A	12/20/17 - 2/23/24	30,079

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15 - 7/06/18	0

JUUL Labs, Inc. Series D	6/25/18 - 7/06/18	0

JUUL Labs, Inc. Series E	12/20/17	321

Lenskart Solutions Pvt Ltd.	4/30/24	29,540

Lightmatter, Inc. Series C	5/19/23	6,132

Lightmatter, Inc. Series C2	12/18/23	1,522

Meesho Series E1	4/18/24	2,237

Meesho Series F	9/21/21	41,908

Menlo Micro, Inc. Series C	2/09/22	6,204

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	14,103

Moloco, Inc. Series A	6/26/23	6,229

Mountain Digital, Inc. Series D	11/05/21	12,040

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	72

Neutron Holdings, Inc. Series 1C	7/03/18	9,262

Neutron Holdings, Inc. Series 1D	1/25/19	20,689

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	2,433

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	647

Neutron Holdings, Inc. 6.5% 10/29/26	10/29/21 - 4/29/24	22,340

Pine Labs Private Ltd.	6/30/21	3,696

Pine Labs Private Ltd. Series 1	6/30/21	8,833

Pine Labs Private Ltd. Series A	6/30/21	2,207

Pine Labs Private Ltd. Series B	6/30/21	2,401

Pine Labs Private Ltd. Series B2	6/30/21	1,942

Pine Labs Private Ltd. Series C	6/30/21	3,613

Pine Labs Private Ltd. Series C1	6/30/21	761

Pine Labs Private Ltd. Series D	6/30/21	814

Rad Power Bikes, Inc.	1/21/21	4,477

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	584

Rad Power Bikes, Inc. Series C	1/21/21	2,297

Rad Power Bikes, Inc. Series D	9/17/21	8,309

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	981

Rapyd Financial Network 2016 Ltd.	3/30/21	15,000

Redwood Materials Series C	5/28/21	16,184

Redwood Materials Series D	6/02/23	4,670

Relativity Space, Inc. Series E	5/27/21	56,645

Retym, Inc. Series C	5/17/23 - 6/20/23	6,303

Sima Technologies, Inc. Series B	5/10/21	14,465

Sima Technologies, Inc. Series B1	4/25/22	1,340

Sima Technologies, Inc. 10% 12/31/27	4/08/24	2,737

Skyryse, Inc. Series B	10/21/21	13,821

Space Exploration Technologies Corp. Class A	10/16/15 - 5/24/22	55,406

Space Exploration Technologies Corp. Class C	9/11/17	376

Space Exploration Technologies Corp. Series G	1/20/15 - 9/07/23	8,181

Space Exploration Technologies Corp. Series H	8/04/17	3,479

Space Exploration Technologies Corp. Series J	9/07/23	4,355

Space Exploration Technologies Corp. Series N	8/04/20	21,440

Stripe, Inc. Class B	5/18/21	6,966

Stripe, Inc. Series H	3/15/21	2,933

Stripe, Inc. Series I	3/20/23 - 5/12/23	22,748

Tanium, Inc. Class B	4/21/17	2,755

Tenstorrent Holdings, Inc. Series C1	4/23/21	8,946

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	3,072

Tory Burch LLC	5/14/15	20,737

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	21,673

Waymo LLC Series A2	5/08/20	6,982

X Holdings Corp. Class A	10/25/22	19,660

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	9,531

Xsight Labs Ltd. Series D1	1/11/24	3,487

Yanka Industries, Inc. Series F	4/08/21	16,221

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	35,306	2,159,967	2,059,000	2,492	(6)	-	136,267	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	735,437	1,818,888	2,381,520	822	-	-	172,805	0.6%
Total	770,743	3,978,855	4,440,520	3,314	(6)	-	309,072

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Abercrombie & Fitch Co. Class A	45,361	69,020	74,669	-	39,571	163,993	-
American Eagle Outfitters, Inc.	166,179	2,399	44,095	3,711	(8,875)	122,226	-
RH	296,343	79,328	11,091	-	(3,190)	(110,043)	251,347
The Real Good Food Co. LLC Class B	-	-	-	-	-	-	-
The Real Good Food Co. LLC Class B unit	5,301	-	-	-	-	(4,944)	357
Warby Parker, Inc.	83,231	2,394	134	-	40	(17,889)	67,642
Total	596,415	153,141	129,989	3,711	27,546	153,343	319,346

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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